Summary of Significant Accounting Policies - Schedule of Disaggregates Product Sales by Business Segment and by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	$ 67,610	$ 69,368	$ 77,337
Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	11,206	12,392	15,617
Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	56,404	56,976	61,720
United States of America [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales			12,169
United States of America [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales			1,006
United States of America [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales			11,163
PRC [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	22,448	22,121	27,740
PRC [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	9,279	8,202	13,010
PRC [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	13,169	13,919	14,730
United Kingdom [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	10,917	11,985	9,108
United Kingdom [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	24	12	2
United Kingdom [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	10,893	11,973	9,106
Hong Kong [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,908	8,225	6,470
Hong Kong [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	883	3,031	1,468
Hong Kong [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,025	5,194	5,002
Europe [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	12,546	10,016	13,290
Europe [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	44	53	131
Europe [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	12,502	9,963	13,159
Canada [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	3,882	2,988	4,699
Canada [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales
Canada [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	3,882	2,988	4,699
Others [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	4,828	6,108	3,861
Others [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	9	11
Others [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	4,819	6,097	3,861
United States of America [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,081	7,925	$ 12,169
United States of America [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	967	1,083
United States of America [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	$ 5,114	$ 6,842